Borrowed Funds Scheduled Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Project Debt Maturities Repayments Of Principal [Line Items]
Wtihin one year, Weighted Average Rate		1.26%	2.12%
One to two years, Weighted Average Rate		3.07%	3.90%
Two to three years, Weighted Average Rate		3.50%	3.08%
Three to four years, Weighted Average Rate		2.79%	3.50%
Four to five years, Weighted Average Rate		2.90%	2.79%
After five years, Weighted Average Rate		2.16%	2.90%
Total borrowed funds, Weighted Average Rate		2.18%	2.81%
Within one year, Principal		$ 915,500	$ 760,486
One to two years, Principal		109,000	240,000
Two to three years, Principal		301,000	105,000
Three to four years, Principal		325,000	300,000
Four to five years, Principal		225,000	325,000
After five years, Principal		830,152	525,000
Total borrowed funds, Principal	$ 3,796,112	$ 2,705,652	$ 2,255,486